Consolidated Statements of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash flows from/ (used in) operating activities
Receipts from customers	$ 9,864	$ 204,768	$ 758,452
Payments to suppliers and employees	(6,758,484)	(6,575,163)	(6,757,243)
R&D tax incentive and other grants received	1,036,522	297,213	362,258
Net cash flows used in operating activities	(5,712,098)	(6,073,182)	(5,636,533)
Cash flows from/(used in) investing activities
Proceeds from the sale of plant and equipment	37,000
Proceeds from sale of financial assets at fair value through other comprehensive income	43,380
Purchases of plant and equipment	(38,100)	(50,309)	(2,385)
Interest received	22,507	25,849	15,218
Payments for investments in related parties		(500,000)
Net cash flows from/(used in) investing activities	64,787	(524,460)	12,833
Cash flows from/(used in) financing activities
Proceeds from the issue of shares	21,793,678	3,557,509
Equity transaction costs	(3,215,174)	(431,347)	(9,963)
Proceeds from borrowings	52,252
Principal elements of finance lease payments	(183,907)
Interest paid	(86,503)
Net cash flows from/(used in) financing activities	18,360,346	3,126,162	(9,963)
Net (decrease)/ increase in cash and cash equivalents	12,713,035	(3,471,480)	(5,633,663)
Cash and cash equivalents at beginning of year	2,131,741	5,487,035	10,988,255
Net foreign exchange difference	(630,616)	116,186	132,443
Cash and cash equivalents at end of year	$ 14,214,160	$ 2,131,741	$ 5,487,035